Taxation (Details) - CHF (SFr)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxation [Abstract]
Deferred income tax expense					SFr (21,415)		SFr (32,761)
Deferred income tax gain			26,179	24,573	39,188	131,055	32,761
Total income tax gain	SFr 8,726	SFr 8,191	SFr 26,179	SFr 24,573	SFr 17,773	SFr 131,055